11. LONG-TERM PAYABLES (Tables)	6 Months Ended
Jun. 30, 2015
Notes to Financial Statements
Schedule Other Long-term payables
(in thousands)	June 30,	December 31,
	2015	2014
	(unaudited)

Security deposits from customers	$5,197	9,102

Schedule of future security deposits due to be returned to customers
	Years Ending December 31,
	2015	2016	2017	Total
Security deposits from customers	$2,063	$2,770	$364	$5,197

Schedule of long-term payables from the mortgage financing arrangement
	June 30,	December 31,
	2015	2014
	(unaudited)

Total amounts due under financing arrangement	$162	$924
Less: Unrealized interest expense	(1)	(25)
Net amounts due under financing arrangement	$161	$899
Amounts due under financing arrangement, current	(161)	(899)
Amounts due under financing arrangement, non-current	$—	$—